Note 9 - Intangible assets, net: Schedule of Financial Instruments Owned and Pledged as Collateral (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Less: accumulated depreciation	$ (2,609,056)	$ (2,396,125)
Land
Less: accumulated depreciation	(10,357)	(10,175)
Gross | Land
Debt Instrument, Collateral Amount	23,016	23,662
Net | Land
Debt Instrument, Collateral Amount	$ 12,659	$ 13,488